Schedule of Equity Method Holdings (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Total	$ (844)	$ (651)
FG Group Holdings Inc [Member]
Total			$ (3,261)	$ 403
FG Group Holdings Inc [Member] | FG Financial Group Inc [Member]
Total				(2,578)
FG Group Holdings Inc [Member] | FG Financial Holdings LLC [Member]
Total			$ (3,261)	$ 2,981